Organization and Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2011
Organization and Summary of Significant Accounting Policies
Organization and Summary of Significant Accounting Policies

Note 2: Organization and Summary of Significant Accounting Policies

The Company was incorporated under the laws of the State of Nevada on January 2, 1986. In August 2001, the Company ceased all of its prior operations and remained dormant from then until May 27, 2004 when it began new development stage activities.

On November 15, 2010 the Company’s Board of Directors approved and with a record date of November 23, 2010 a majority of the Company’s stockholders approved by written consent the following actions: a) increase the number of shares of common stock authorized to be issued from 50,000,000 to 100,000,000; b) to change the fiscal year end from September 30 to December 31; c) a 1-for-20 reverse split of common stock and warrants; d) the acquisition of Cogility Software Corporation (“Cogility”); and e) a stock option plan relating to the options associated with the letter of intent with Cogility. The Company has undertaken to change its year end to December 31; however, none of the other approved actions have been consummated.

Development stage enterprise – The Company is a development stage enterprise and has only generated income in relation to interest earned on a long-term $820,000 loan made to Cogility. Otherwise, the Company’s efforts have been devoted primarily to raising capital, borrowing funds and attempting to enter into a reverse acquisition with an operating entity. On November 4, 2010 the Company entered into a letter of intent with Cogility and commenced taking such other action as required by such letter of intent as further described in Note 5.

Fair value of financial instruments – The carrying amounts reported in the balance sheets for accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments.  The carrying amounts reported for current liabilities: notes payable – related parties, approximate fair value because the underlying instruments are at interest rates which approximate current market rates. Long-term liabilities are described in Note 7.

Basic and diluted loss per share – Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding and potential dilutive common shares. There were 12,600,000 stock options and 9,200,000 warrants outstanding at June 30, 2011 that are excluded from the three and six month calculation of diluted loss per share as their effect is anti-dilutive.

Business condition – The Company’s financial statements have been prepared using accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. For the six months ended June 30, 2011, the Company sustained a net loss of $468,012 and generated income only incidental to interest collected and accrued in the amount of $3,921 and $10,222, respectively, from a long-term note receivable from Cogility. At June 30, 2011 the Company had $3,356 in cash and current liabilities of $51,302. Loans from related parties and others have provided the needed capital for the Company to date; however, substantial doubt remains about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company's ability to meet its ongoing financial requirements is dependent on management being able to obtain additional equity and/or debt financing, the realization of which is not assured. In addition, the Company is dependent on management being willing to continue to serve without monetary remunerations. In addition, the Company has entered into substantial long-term indebtedness as a result of the long-term liabilities described in Note 7.

Recently adopted accounting standards – Recent accounting standards that have been issued by the FASB (or rules and interpretive releases of the SEC) are not expected to have a material impact on the Company’s financial statements.